Investment securities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Dec. 31, 2015
Investment securities disclosures
Securities available-for-sale	SFr 2,236	SFr 2,698
Total investment securities	SFr 2,236	SFr 2,698